Employee Benefits - Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Share of associates regarding remeasurements	₩ 441	₩ 200	₩ (607)
Income tax	9,259	(37,594)	26,682
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(163,950)	(281,902)	(197,720)
Actuarial profit or loss arising from: Experience adjustment	(48,890)	70,258	15,567
Actuarial profit or loss arising from: Demographic assumptions	(7,702)	(4,605)	(22,267)
Actuarial profit or loss arising from: Financial assumptions	56,706	95,429	(98,117)
Return on plan assets	(16,374)	(5,736)	(5,440)
Share of associates regarding remeasurements	441	200	(607)
Remeasurements	(15,819)	155,546	(110,864)
Income tax	9,259	(37,594)	26,682
Ending balance	₩ (170,510)	₩ (163,950)	₩ (281,902)